Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of components of cash
The following table depicts the components of our cash as of December 31, 2019 and 2018:

	At December 31,
In thousands of U.S. dollars	2019	2018
Cash at banks	$201,040	$592,498
Cash on vessels	1,263	1,154
	$202,303	$593,652